Ordinary Shares (Details) - USD ($)							12 Months Ended
		Sep. 08, 2025	Aug. 07, 2025	May 27, 2025	Jan. 02, 2025	Sep. 11, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 17, 2025	Aug. 26, 2025	Aug. 15, 2025	Sep. 29, 2023	May 05, 2023	May 04, 2023	Nov. 01, 2022	Oct. 31, 2022
Ordinary Shares [Line Items]
Ordinary shares, shares authorized							5,000,000,000
Ordinary shares, par value per share (in Dollars per share)							$ 0.00001
Cash consideration (in Dollars)							$ 150,334	$ 194,113
Offering size (in Dollars)								$ 9,000,000
Issued aggregate shares				137,500,000	137,500,000
Issuance of pre-delivery shares			14,295,000
Gross proceeds (in Dollars)		$ 2,600,600
Net proceeds (in Dollars)		$ 1,981,382
Tongxin Innovation Limited [Member]
Ordinary Shares [Line Items]
Equity interest											30.00%	30.00%
Common Stock [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued							410,205,000
Shareholders [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued							501,964,286
Shareholders [Member] | Common Stock [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued							516,364,286
Choon How Liew [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued													446,429
Cash consideration (in Dollars)													$ 250,000
Vijai Dharamdas Parwani [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued													357,143
Cash consideration (in Dollars)													$ 200,000
Wong Yee Fune [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued													267,857
Cash consideration (in Dollars)													$ 150,000
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized	[1]						1,000,000,000	1,000,000,000
Ordinary shares, par value per share (in Dollars per share)	[1]						$ 0.00001	$ 0.00001
Ordinary shares, shares issued	[1]						50,000,000	50,000,000
Ordinary shares, shares outstanding	[1]						50,000,000	50,000,000
Voting rights							sixty
Number of ordinary shares							1
Convertible shares							1
Class B ordinary shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized	[1]						4,000,000,000	4,000,000,000
Ordinary shares, par value per share (in Dollars per share)	[1]						$ 0.00001	$ 0.00001
Ordinary shares, shares issued	[1]						870,765,000	466,364,286
Ordinary shares, shares outstanding	[1]						856,470,000	466,364,286
Voting rights							one
Number of ordinary shares							1
Class B ordinary shares [Member] | November 2025 Convertible Notes [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued										27,936,500
Class B ordinary shares [Member] | Common Stock [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued									451,964,286
Ordinary shares, shares outstanding									451,964,286
Offering shares	[2]							14,400,000
Class B ordinary shares [Member] | Securities Purchase Agreement [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued		148,605,714
Share price (in Dollars per share)		$ 0.14
Class B ordinary shares [Member] | Soon Tai Lee [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued																45,000,000	45,000,000
Cash consideration (in Dollars)																$ 3,000,000	$ 3,000,000
Class B ordinary shares [Member] | Soon Huat Lim [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued														5,000,000	5,000,000	30,000,000	30,000,000
Cash consideration (in Dollars)														$ 1,000,000	$ 1,000,000	$ 2,000,000	$ 2,000,000
Class B ordinary shares [Member] | Yat Hong Lo [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued														20,000,000	20,000,000
Cash consideration (in Dollars)														$ 4,000,000	$ 4,000,000
Class B ordinary shares [Member] | Broad Fund Management [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued													892,857
Cash consideration (in Dollars)													$ 500,000
Class B ordinary shares [Member] | Choon How Liew [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued													446,429
Cash consideration (in Dollars)													$ 250,000
Class B ordinary shares [Member] | Vijai Dharamdas Parwani [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued													357,143
Cash consideration (in Dollars)													$ 200,000
Class B ordinary shares [Member] | Wong Yee Fune [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued													267,857
Cash consideration (in Dollars)													$ 150,000
Class B ordinary shares [Member] | Tongxin Innovation Limited [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued											104,000,000
ADS [Member]
Ordinary Shares [Line Items]
Issued aggregate shares		18,575,714
IPO [Member]
Ordinary Shares [Line Items]
Offering shares						1,800,000
Share price (in Dollars per share)						$ 5
Offering size (in Dollars)						$ 9,000,000
Net proceed (in Dollars)						$ 5,600,000
IPO [Member] | Class B ordinary shares [Member]
Ordinary Shares [Line Items]
Offering shares						14,400,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1). The Pre-Delivery 14,295,000 Shares were not considered outstanding (Note 13).
[2]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1).